DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure

(in thousands of $)	2013	2012
Debt arrangement fees	1,005	1,005
Accumulated amortization	(980)	(961)
	25	44